Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of inventories [line items]
Inventories	¥ 1,387	¥ 1,652
Gross carrying amount [member]
Disclosure of inventories [line items]
Consumable spare parts and maintenance materials	1,444	1,559
Other supplies	153	173
Inventories	1,597	1,732
Accumulated impairment provision [member]
Disclosure of inventories [line items]
Inventories	¥ (210)	¥ (80)